CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) - Class B ordinary shares - shares	Aug. 12, 2021	Mar. 31, 2021
Shares subject to forfeiture		750,000
Over-allotment option
Shares subject to forfeiture	0